Leases - Lease Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
ROU Asset	$ 117,882	$ 128,264
Current portion of lease liabilities	9,416	8,959
Non-current lease liabilities	$ 163,811	$ 173,345